Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2024	Sep. 29, 2023	Jun. 04, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Aggregate of common shares (in Shares)					1,500,000	40,250
Price per share					$ 10		$ 61
Common stock par value		$ 0.1	$ 0.1
Net issuance cost (in Dollars)		$ 145,569	$ 415,500
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Aggregate of common shares (in Shares)					1,000,000
Price per share					$ 10
Common stock par value					$ 0.1
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Aggregate net proceeds (in Dollars)	$ 9,600,000
Net issuance cost (in Dollars)	$ 400,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price	$ 10
Common stock par value				$ 0.1
Subsequent Event [Member] | Maximum [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Purchase price	10
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price	4
Common stock par value				$ 0.01
Subsequent Event [Member] | Minimum [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Purchase price	$ 4